Sensitivity analysis	12 Months Ended
Dec. 31, 2020
Sensitivity analysis
Sensitivity analysis

18    Sensitivity analysis

Presented below is a sensitivity analysis of the main risk factors that affect the pricing of the outstanding financial instruments relating to cash and cash equivalents, financial investments, loans and financings, and derivative financial instruments. The main sensitivities are the exposure to changes of the US Dollar exchange rate, the London Interbank Offered Rate (LIBOR) and Interbank Deposit Certificate (CDI) interest rates, the US Dollar coupon and the commodity prices. The scenarios for these factors are prepared using market sources and other relevant sources, in compliance with the Company's policies.

The scenarios at December 31, 2020 are described below:

•	Scenario I: considers a change in the market forward yield curves and quotations as of December 31, 2020, according to the base scenario defined by the Company for March 31, 2021.
•	Scenario II: considers a change of + or -25% in the market forward yield curves as of December 31, 2020.
•	Scenario III: considers a change of + or -50% in the market forward yield curves as of December 31, 2020.

					Impacts on income statement							Impacts on statement of comprehensive income
					Scenarios II and III							Scenarios II and III
Risk factor	Quotation at December 31, 2020	Cash and cash equivalents and financial investments	Loans and financings	Derivative financial instruments	Changes from 2020		Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	5.1967	205,466	445,783	892	(0.54)%		537	21,566	43,133	(21,566)	(43,133)	229	10,570	21,140	(10,570)	(21,140)
EUR	1.2273	3,021	—	—	(3.85)%		(116)	(755)	(1,510)	755	1,510	—	—	—	—	—
PEN	3.6224	45,890	2,775	—	3.79%		1,636	(10,779)	(21,557)	10,779	21,557	—	—	—	—	—
CAD	1.2750	1,373	—	—	(1.92)%		—	—	—	—	—	(26)	(343)	(687)	343	687
NAD	14.6960	1,956	—	—	12.05%		—	—	—	—	—	236	(489)	(978)	489	978

Interest rates
BRL - CDI	1.90%	205,407	156,927	892	1	bps	4,085	5,850	12,146	(5,441)	(10,509)	—	—	—	—	—
USD - LIBOR	0.23%	—	238,792	3,796	7	bps	(208)	(246)	(495)	243	483	(0)	(1)	(2)	1	2

Price - commodities
Zinc	2,723	—	—	4,214	(13.71)%		6,321	11,522	23,044	(11,522)	(23,044)	(891)	(1,625)	(3,249)	1,625	3,249